Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net (loss) income	$ (3,786,858)	$ 3,157
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	3,800	22,830
Loss on disposal of subsidiaries		57,978
Changes in operating assets and liabilities:
Accounts receivable	156,114	(519,623)
Prepayments	1,798,118	8,845
Other non-current assets		3,936
Accounts payable	14,193	(64,549)
Contract liabilities		(132,492)
Accrued expenses and other liabilities	(86,718)	(38,282)
Prepaid service fee to related parties		315,637
Due to related parties, current	40,024
Net cash used in operating activities	(1,861,327)	(342,563)
Cash flows from investing activity:
Cash decreased due to disposal subsidiaries		(374)
Net cash used in investing activity		(374)
Cash flows from financing activities:
Cash advanced from related parties		75,605
Prepaid of offering cost		(16,856)
Repayments to related parties	(491,721)
Net cash (used in)/provided by financing activities	(491,721)	58,749
Effect of exchange rates changes on cash	(7,902)	(22,792)
Net decrease in cash	(2,360,950)	(306,980)
Cash, beginning of the period	2,610,933	323,738
Cash, end of the period	249,983	16,758
Supplemental cash flow disclosures:
Cash paid for income tax